Statements Of Financial Condition (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in U.S. Treasury notes - at fair value, amortized cost	$ 93,937,594	$ 81,041,000	$ 146,977,164
Cash denominated in foreign currencies, cost	6,054,147	1,754,566	8,260,299
INVESTMENTS IN U.S. TREASURY NOTES - at fair value, amortized cost	561,445,026	634,052,301	654,167,743
Cash denominated in foreign currencies , cost	$ 0	$ (2,107,152)	$ (469,938)
Units outstanding	596,242.099	638,865.210	679,145.820
Series 1 Unitholders [Member]
Units outstanding	560,312.763	603,996.596	660,222.516
Series 2 Unitholders [Member]
Units outstanding	183.146	190.737	75.492
Series 3 Unitholders [Member]
Units outstanding	26,145.377	25,863.120	10,481.102
Series 4 Unitholders [Member]
Units outstanding	1,253.547	606.787	55.233